Authorized and Outstanding Equity (Detail) (USD $)	Jun. 30, 2013 Vote
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares outstanding	12,712,279
Common stock votes per share	1
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	25,839,002
Common stock votes per share	5	[1]
Class C Common Stock
Class of Stock [Line Items]
Common stock, par value per share	$ 0.01
Common stock, shares authorized	400,000,000
Common stock, shares outstanding	28,834,161
Common stock votes per share	1	[1]
Convertible preferred stock
Class of Stock [Line Items]
Convertible preferred stock, par value per share	$ 0.01
Convertible preferred stock, shares authorized	15,000,000
Convertible preferred stock, shares outstanding	2,565,463
Preferred stock votes per share	1

[1]	In connection with the IPO-related reorganization, each of our employee-partners and Artisan Investment Corporation granted an irrevocable voting proxy with respect to all shares of our common stock they held at such time or acquire from us in the future to a Stockholders Committee. As of June 30, 2013, our employee-partners held all 25,839,002 outstanding shares of Class B common stock and AIC held 9,627,644 outstanding shares of Class C common stock.